Intangible Asset Impairments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment of Goodwill and Acquired Intangible Assets	$ 820,000	$ 286,000	$ 70,000
Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived Trade Names		80,000	$ 70,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Goodwill and Acquired Intangible Assets	$ 298,000	$ 206,000